Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Loss Per Share
Schedule of net loss per share

	For the six months ended June 30,
	2024	2025	2025
	RMB	RMB	US$
Basic Loss Per Share
Numerator:
Net loss attributable to ordinary shareholders	(52,535)	(53,101)	(7,411)
Denominator:
Weighted average number of shares outstanding	83,289,067	896,950,139	896,950,139
Loss per share - basic	(0.63)	(0.06)	(0.01)